Consolidated Statements of Comprehensive Earnings/(Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings/(Loss) [Abstract]
Translation adjustment, tax	$ 376	$ 51	$ 1,047
Defined benefit pension plans, tax	3,444	17,443	5,136
Unrealized loss on cash flow hedges, tax	$ 627